Lease liabilities - Lease liabilities maturity analysis (Details) - GBP (£) £ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities (undiscounted)	£ 2,610	£ 3,172
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities (undiscounted)	705	760
Within 2 - 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities (undiscounted)	1,409	1,916
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities (undiscounted)	£ 496	£ 496